Capital	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Capital

Note 14: Capital

Share repurchases – Normal Course Issuer Bid (“NCIB”)

The Company buys back shares (and subsequently cancels them) from time to time as part of its capital strategy. Share repurchases are typically executed under a NCIB program, which is approved by the TSX. The current NCIB program, as amended in February 2026, allows the Company to repurchase up to 16 million common shares between August 19, 2025 and August 18, 2026, of which 6.0 million common shares were repurchased from August through October of 2025. In February 2026, the Company announced its plan to repurchase up to $600 million of its common shares.

The Company may repurchase common shares in open market transactions on the TSX, Nasdaq and/or other exchanges and alternative trading systems, if eligible, or by such other means as may be permitted by the TSX and/or Nasdaq or under applicable law, including private agreement purchases or share purchase program agreement purchases, if the Company receives, if applicable, an issuer bid exemption order in the future from applicable securities regulatory authorities in Canada for such purchases. The price that the Company will pay for common shares in open market transactions will be the market price at the time of purchase or such other price as may be permitted by the TSX.

Details of share repurchases are as follows:

	Three months ended June 30,	Six months ended June 30,
	2026	2026
Share repurchases (millions of U.S. dollars)	100	362
Shares repurchased (number in millions)	1.1	3.6
Share repurchases - average price per share	$91.35	$100.97

There were no share repurchases in the three and six months ended June 30, 2025.

Decisions regarding any future repurchases will depend on certain factors, such as market conditions, share price, and other opportunities to invest capital for growth. The Company may elect to suspend or discontinue share repurchases at any time, in accordance with applicable laws. From time to time when the Company does not possess material nonpublic information about itself or its securities, it may enter into a pre-defined plan with its broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to its own internal trading blackout periods, insider trading rules or otherwise. Any such plans entered into with the Company’s broker will be adopted in accordance with applicable Canadian securities laws and the requirements of Rule 10b5-1 under the U.S. Securities Exchange Act of 1934, as amended. The Company entered into such a plan with its broker on March 2, 2026. As a result, the Company recorded a $238 million liability in “Other financial liabilities” within current liabilities as of June 30, 2026 with a corresponding amount recorded in equity in the consolidated statement of financial position. In July 2026, the Company completed its $600 million share repurchase program by repurchasing an additional 2.6 million common shares totaling $238 million (see note 19).

Excise taxes payable totaled $11 million as of June 30, 2026, and are reflected as part of the repurchases of common shares included in the consolidated statement of changes in equity.

Dividends

Dividends on common shares are declared in U.S. dollars. In the consolidated statement of cash flow, dividends paid on common shares are shown net of amounts reinvested in the Company under its dividend reinvestment plan.

Details of dividends declared per common share and dividends paid on common shares are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars, except per share amounts)	2026	2025	2026	2025
Dividends declared per common share	$0.655	$0.595	$1.31	$1.19
Dividends declared	284	269	576	536
Dividends reinvested	(9)	(9)	(21)	(17)
Dividends paid	275	260	555	519

Return of capital and share consolidation transactions

On May 4, 2026, the Company returned $605 million to its shareholders and reduced its common shares outstanding by approximately 6.5 million shares through return of capital and share consolidation transactions, which was derived from the May 2024 sales of LSEG shares. The transactions consisted of a special cash distribution of $1.435518 per participating common share and a share consolidation, or “reverse stock split”, which reduced the number of outstanding common shares at a ratio of 1 pre-consolidated share for 0.984560 post-consolidated shares. Shareholders who were subject to income tax in a jurisdiction other than Canada were given the opportunity to opt-out of the return of capital. The share consolidation was proportional to the special cash distribution, and the share consolidation ratio was based on the volume weighted-average trading price of the Company's common shares on the Nasdaq for the five-trading day period immediately preceding the May 4, 2026 effective date. Woodbridge, the Company's principal shareholder, participated in this transaction.